
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  JGE Capital Management, LLC
Address:               101 California Street, Suite 4050
                       San Francisco, CA 94111

Form 13F File Number: 28-11242


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Cheryl M. Thompson
Title:                 Chief Operating Officer
Phone:                 415-675-3200

Signature, Place, and Date of Signing:
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

/s/ Cheryl M. Thompson                   San Francisco, CA      January 11, 2006
----------------------------------       -----------------      ----------------
Chief Operating Officer                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:                  NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                             -----------

Form 13F Information Table Entry Total:               14
                                             -----------

Form 13F Information Table Value Total:          324,352
                                             -----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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                           FORM 13F INFORMATION TABLE


                             TITLE OF               VALUE       SHRS OR          PUT/  INVESTMENT   OTHER
NAME OF ISSUER                CLASS      CUSIP     (x$1000)     PRN AMT   SHRS   CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
--------------                -----      -----     --------     -------   ----   ----  ----------  --------     ----   -------  ----
EAST PEAK PARTNERS, L.P.
ALTRIA GROUP INC               COM    022095 10 3    14,944     200,000    SH             SOLE       NONE     200,000
BLACKBAUD INC                  COM    09227Q 10 0    12,810     750,000    SH             SOLE       NONE     750,000
BROOKDALE SENIOR LIVING INC.   COM    112463 10 4    14,309     480,000    SH             SOLE       NONE     480,000
CAPITAL SOURCE, INC.           COM    14055X 10 2     8,960     400,000    SH             SOLE       NONE     400,000
COMCAST CORPORATION
  SPECIAL CLASS A              COM    20030N 20 0    12,845     500,000    SH             SOLE       NONE     500,000
CROWN CASTLE INT'L CORP        COM    228227 10 4    94,185   3,500,000    SH             SOLE       NONE   3,500,000
FIRST AMERICAN CORP            COM    318522 30 7    22,650     500,000    SH             SOLE       NONE     500,000
GLOBAL SIGNAL INC.             COM    37944Q 10 3     8,632     200,000    SH             SOLE       NONE     200,000
HEALTHSOUTH CORP               COM    421924 10 1    41,650   8,500,000    SH             SOLE       NONE   8,500,000
HERBALIFE LTD                  COM    G4412G 10 1    32,520   1,000,000    SH             SOLE       NONE   1,000,000
KKR FINANCIAL                  COM    482476 30 6    11,995     500,000    SH             SOLE       NONE     500,000
NETFLIX INC                    COM    64110L 10 6    34,501   1,275,000    SH             SOLE       NONE   1,275,000
NETWORK EQUIPMENT TECH         COM    641208 10 3    11,880   2,700,000    SH             SOLE       NONE   2,700,000
WEIGHT WATCHERS INTL INC.      COM    948626 10 6     2,471      50,000    SH             SOLE       NONE      50,000

                                                    324,352


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